UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Select Money Market Portfolio

November 30, 2014

1.810699.110

MON-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 61.0%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 4.0%
BMO Harris Bank NA
1/30/15 to 2/18/15	0.24 to 0.25%	$ 64,000,000	$ 64,000,000
Citibank NA
12/17/14 to 3/6/15	0.23	46,000,000	46,000,000
RBS Citizens NA
12/2/14	0.30	21,000,000	21,000,000
State Street Bank & Trust Co.
6/8/15	0.23 (c)	16,000,000	16,000,000
Wells Fargo Bank NA
3/9/15 to 8/18/15	0.21 to 0.24 (c)	20,000,000	20,000,000
			167,000,000
London Branch, Eurodollar, Foreign Banks - 2.3%
National Australia Bank Ltd.
1/5/15 to 3/10/15	0.22 to 0.25 (c)	95,000,000	95,000,000
New York Branch, Yankee Dollar, Foreign Banks - 54.7%
Bank of Montreal
7/14/15 to 8/18/15	0.23 to 0.24 (c)	46,000,000	46,000,000
Bank of Montreal Chicago CD Program
12/5/14 to 8/13/15	0.10 to 0.24 (c)	55,000,000	55,000,000
Bank of Nova Scotia
4/7/15 to 8/19/15	0.22 to 0.31 (c)	166,000,000	166,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
12/2/14 to 5/1/15	0.11 to 0.25	193,000,000	193,000,000
Canadian Imperial Bank of Commerce
5/1/15 to 8/12/15	0.22 to 0.32 (c)	104,000,000	104,000,045
Credit Industriel et Commercial
12/1/14 to 12/5/14	0.13	79,000,000	79,000,000
Credit Suisse
4/2/15 to 4/13/15	0.30 to 0.31 (c)	60,000,000	60,000,000
Credit Suisse AG
1/12/15 to 2/6/15	0.29	50,000,000	50,000,000
DnB NOR Bank ASA
12/5/14	0.10	63,000,000	63,000,000
KBC Bank NV
12/2/14	0.12	8,000,000	8,000,000
Landesbank Baden-Wuerttemberg New York Branch
12/1/14 to 12/3/14	0.15 to 0.25	128,000,000	128,000,000
Mitsubishi UFJ Trust & Banking Corp.
4/14/15	0.28	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.
12/2/14 to 3/27/15	0.10 to 0.25	171,000,000	171,000,000
Natexis Banques Populaires New York Branch
12/5/14 to 3/2/15	0.12 to 0.26 (c)	206,000,000	205,999,999
National Bank of Canada
2/6/15 to 5/18/15	0.33 to 0.37 (c)	144,000,000	143,993,917
Rabobank Nederland New York Branch
1/5/15	0.21 (c)	18,000,000	18,000,000

	Yield (a)	Principal Amount	Value
Royal Bank of Canada
4/9/15 to 11/19/15	0.22 to 0.25% (c)	$ 113,000,000	$ 113,000,000
Sumitomo Mitsui Banking Corp.
12/1/14 to 5/15/15	0.22 to 0.33 (c)	205,000,000	205,000,000
Sumitomo Mitsui Trust Banking Ltd.
1/2/15 to 4/3/15	0.24	165,000,000	165,000,000
Swedbank AB
12/8/14	0.25	43,000,000	43,000,000
Toronto-Dominion Bank
12/5/14 to 10/6/15	0.10 to 0.31 (c)	139,000,000	139,000,000
UBS AG
1/27/15 to 3/5/15	0.27 (c)	94,000,000	94,000,000
			2,254,993,961
TOTAL CERTIFICATE OF DEPOSIT (Cost $2,516,993,961)			2,516,993,961
Financial Company Commercial Paper - 12.2%

Barclays Bank PLC/Barclays U.S. CCP Funding LLC
12/18/14	0.26	12,000,000	11,998,527
Barclays U.S. Funding Corp.
12/15/14	0.25	30,000,000	29,997,083
BAT International Finance PLC
12/3/14 to 12/10/14	0.29 to 0.33	9,560,000	9,559,717
BNP Paribas Finance, Inc.
3/3/15	0.25	25,000,000	24,984,028
DNB Bank ASA
3/18/15	0.25	8,000,000	7,994,056
JPMorgan Securities LLC
4/22/15 to 5/26/15	0.26 to 0.30 (c)	92,000,000	91,929,600
Landesbank Baden-Wurttemberg
12/5/14	0.15	78,000,000	77,998,700
Lloyds Bank PLC
12/1/14	0.11	86,000,000	86,000,000
Svenska Handelsbanken AB
6/5/15	0.25	62,000,000	61,919,917
Swedbank AB
1/12/15 to 1/29/15	0.25	35,000,000	34,987,625
Toronto Dominion Holdings (U.S.A.)
2/3/15 to 5/26/15	0.24 to 0.27	50,000,000	49,942,933
Toyota Motor Credit Corp.
3/25/15	0.25	14,000,000	13,988,917
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $501,301,103)			501,301,103
Asset Backed Commercial Paper - 1.2%
	Yield (a)	Principal Amount	Value
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)
12/1/14	0.11%	$ 48,000,000
(Cost $48,000,000)	$ 48,000,000
Other Commercial Paper - 1.5%

AT&T, Inc.
12/1/14	0.27	5,000,000	5,000,000
Dominion Resources, Inc.
12/1/14 to 12/3/14	0.27 to 0.28	2,000,000	1,999,984
NBCUniversal Enterprise, Inc.
12/11/14	0.28	4,000,000	3,999,689
Northeast Utilities
12/1/14 to 12/5/14	0.30	11,000,000	10,999,850
Sempra Global
12/3/14 to 1/7/15	0.32 to 0.36	10,000,000	9,998,016
Viacom, Inc.
12/1/14 to 12/12/14	0.31 to 0.33	20,789,000	20,788,095
Virginia Electric & Power Co.
12/8/14	0.28	1,000,000	999,946
Xerox Corp.
12/22/14 to 12/29/14	0.30	8,000,000	7,998,425
TOTAL OTHER COMMERCIAL PAPER (Cost $61,784,005)			61,784,005
Treasury Debt - 2.9%

U.S. Treasury Obligations - 2.9%
U.S. Treasury Bills
3/5/15 to 6/25/15	0.11 to 0.13	45,000,000	44,979,356
U.S. Treasury Notes
2/28/15	0.18	75,000,000	75,012,203
TOTAL TREASURY DEBT (Cost $119,991,559)			119,991,559
Other Note - 1.5%

Medium-Term Notes - 1.5%
Dominion Resources, Inc.
1/12/15	0.36 (b)(c)	12,000,000	12,000,000
Svenska Handelsbanken AB
5/15/15 to 5/27/15	0.30 to 0.31 (b)(c)	50,000,000	50,000,000
TOTAL OTHER NOTE (Cost $62,000,000)			62,000,000
Variable Rate Demand Note - 1.2%
	Yield (a)	Principal Amount	Value
Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
12/5/14	0.15% (c)	10,000,000	10,000,000
Florida - 1.0%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
12/5/14	0.15 (c)	40,000,000	40,000,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $50,000,000)			50,000,000
Government Agency Debt - 3.4%

Federal Agencies - 3.4%
Fannie Mae
10/21/15	0.15 (c)	44,000,000	43,996,019
Federal Home Loan Bank
9/29/15 to 10/2/15	0.25	45,000,000	45,000,000
Freddie Mac
11/14/16	0.12 (c)	50,000,000	49,984,887
TOTAL GOVERNMENT AGENCY DEBT (Cost $138,980,906)			138,980,906
Other Instrument - 3.5%

Time Deposits - 3.5%
Credit Agricole CIB
12/1/14	0.10	125,000,000	125,000,000
ING Bank NV
12/5/14	0.11	20,000,000	20,000,000
TOTAL OTHER INSTRUMENT (Cost $145,000,000)			145,000,000
Government Agency Repurchase Agreement - 0.6%
	Maturity Amount
In a joint trading account at 0.1% dated 11/28/14 due 12/1/14 (Collateralized by U.S. Government Obligations) #	$ 547,005	547,000
With:
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.09%, dated 10/1/14 due 12/1/14 (Collateralized by U.S. Government Obligations valued at $11,221,712, 2.42% - 3.65%, 9/1/23 - 6/20/44)	11,001,678	11,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
Mizuho Securities U.S.A., Inc. at 0.15%, dated 9/17/14 due 12/5/14 (Collateralized by U.S. Government Obligations valued at $13,264,144, 0% - 2.5%, 4/23/15 - 9/1/42)	$ 13,006,500	$ 13,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $24,547,000)		24,547,000
Other Repurchase Agreement - 11.0%

Other Repurchase Agreement - 11.0%
With:
BNP Paribas Securities Corp. at 0.23%, dated 11/13/14 due 12/5/14 (Collateralized by Corporate Obligations valued at $2,100,242, 2.5% - 8.13%, 1/15/15 - 1/15/42)	2,000,409	2,000,000
Citigroup Global Markets, Inc. at 1%, dated 11/18/14 due 4/2/15 (Collateralized by Corporate Obligations valued at $10,803,900, 0.29% - 6.09%, 5/15/24 - 2/28/52)	10,058,333	10,000,000
Credit Suisse Securities (U.S.A.) LLC at:
0.2%, dated 11/24/14 due 12/1/14 (Collateralized by U.S. Government Obligations valued at $2,060,861, 3%, 6/15/42)	2,000,078	2,000,000
0.4%, dated 11/28/14 due 12/1/14 (Collateralized by Corporate Obligations valued at $22,680,331, 7% - 13.5%, 8/15/18 - 10/1/22)	21,000,700	21,000,000
0.43%, dated 11/26/14 due 12/3/14 (Collateralized by U.S. Government Obligations valued at $14,420,490, 4.3% - 38.07%, 7/15/33 - 6/15/44)	14,001,171	14,000,000
0.75%, dated:
10/31/14 due 4/2/15 (Collateralized by U.S. Government Obligations valued at $8,248,992, 4.8% - 15.38%, 12/15/40 - 4/15/43)	8,025,500	8,000,000
11/3/14 due 4/8/15 (Collateralized by U.S. Government Obligations valued at $4,122,148, 5.8%, 12/15/41 - 3/15/44)	4,013,000	4,000,000

	Maturity Amount	Value
Credit Suisse Securities (U.S.A.) LLC at: - continued
11/4/14 due 4/10/15 (Collateralized by U.S. Government Obligations valued at $8,244,768, 5.9% - 15.38%, 1/15/40 - 5/15/44)	$ 8,026,167	$ 8,000,000
11/5/14 due 4/6/15 (Collateralized by U.S. Government Obligations valued at $12,371,984, 6.05% - 13.49%, 3/15/40 - 6/15/44)	12,038,000	12,000,000
ING Financial Markets LLC at 0.33%, dated 11/28/14 due 12/1/14 (Collateralized by Corporate Obligations valued at $36,611,882, 6.25% - 11.75%, 6/1/17 - 3/15/29)	34,000,935	34,000,000
J.P. Morgan Clearing Corp. at 0.73%, dated 10/28/14 due 2/26/15 (Collateralized by Corporate Obligations valued at $15,227,904, 0.13% - 5%, 5/15/19 - 10/1/19)	14,057,346	14,000,000
J.P. Morgan Securities, Inc. at:
0.22%, dated 11/26/14 due 12/3/14 (Collateralized by U.S. Government Obligations valued at $16,480,374, 5.46% - 6.34%, 11/25/39 - 11/25/42)	16,000,684	16,000,000
0.59%, dated 6/4/14 due 12/19/14 (Collateralized by Corporate Obligations valued at $3,162,111, 8.38%, 3/1/39)	3,009,735	3,000,000
0.63%, dated 7/16/14 due 2/11/15 (Collateralized by Mortgage Loan Obligations valued at $7,579,129, 0.31%, 5/25/47)	7,025,725	7,000,000
0.73%, dated:
10/24/14 due 2/26/15 (Collateralized by Mortgage Loan Obligations valued at $17,293,598, 0.35% - 0.36%, 5/25/36 - 12/25/46)	16,062,618	16,000,000
10/28/14 due 2/26/15 (Collateralized by Corporate Obligations valued at $13,051,973, 1% - 4.55%, 12/1/17 - 11/1/19)	12,047,450	12,000,000
11/18/14 due 2/26/15 (Collateralized by Mortgage Loan Obligations valued at $25,925,524, 0.35% - 1.41%, 11/20/35 - 4/25/46)	24,088,087	24,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.25%, dated 11/28/14 due 12/5/14 (Collateralized by U.S. Government Obligations valued at $20,600,430, 3%, 6/25/37)	20,000,972	20,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at: - continued
0.27%, dated:
11/26/14 due 12/3/14 (Collateralized by Equity Securities valued at $21,600,831)	$ 20,001,050	$ 20,000,000
11/28/14 due 12/5/14 (Collateralized by Equity Securities valued at $21,600,498)	20,001,050	20,000,000
0.4%, dated 11/28/14 due 12/1/14 (Collateralized by Municipal Bond Obligations valued at $27,000,900, 8.91%, 2/1/30)	25,000,833	25,000,000
0.78%, dated:
11/4/14 due 2/2/15 (Collateralized by Corporate Obligations valued at $9,726,493, 1.5% - 3%, 11/15/17 - 3/15/19)	9,017,550	9,000,000
11/10/14 due 2/10/15 (Collateralized by Corporate Obligations valued at $17,287,863, 1% - 2%, 9/15/16 - 3/15/19)	16,031,893	16,000,000
0.85%, dated 11/4/14 due 1/9/15 (Collateralized by Corporate Obligations valued at $24,855,836, 0% - 7.5%, 7/10/17 - 5/25/47)	23,035,842	23,000,000
0.95%, dated:
10/6/14 due 2/6/15 (Collateralized by Corporate Obligations valued at $8,652,768, 0.33% - 5.38%, 8/15/24 - 11/25/49)	8,025,967	8,000,000
10/8/14 due 2/9/15 (Collateralized by Corporate Obligations valued at $5,407,696, 0.31% - 6.13%, 6/1/18 - 4/12/46)	5,016,361	5,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.26%, dated:
11/6/14 due 12/5/14 (Collateralized by Equity Securities valued at $2,160,407)	2,000,491	2,000,000
11/10/14 due 12/5/14 (Collateralized by Equity Securities valued at $2,160,384)	2,000,433	2,000,000
11/21/14 due 12/5/14 (Collateralized by Equity Securities valued at $4,320,330)	4,001,011	4,000,000
Mizuho Securities U.S.A., Inc. at:
0.3%, dated:
11/20/14 due 12/4/14 (Collateralized by Equity Securities valued at $2,160,281)	2,000,233	2,000,000

	Maturity Amount	Value
Mizuho Securities U.S.A., Inc. at:
0.3%, dated: - continued
11/26/14 due 12/5/14 (Collateralized by Equity Securities valued at
$4,320,365)	$ 4,000,467	$ 4,000,000
11/26/14 due 12/5/14 (Collateralized by Equity Securities valued at
$5,400,349)	5,000,625	5,000,000
0.52%, dated 11/19/14 due 12/3/14 (Collateralized by Mortgage Loan Obligations valued at $2,100,323, 0.85% - 4.5%, 4/19/35 - 3/1/44)	2,000,404	2,000,000
0.91%, dated:
9/2/14 due 12/1/14 (Collateralized by Corporate Obligations valued at $5,411,100, 0.31% - 3.23%, 4/17/15 - 6/25/36)	5,011,375	5,000,000
10/17/14 due 1/15/15 (Collateralized by Corporate Obligations valued at $3,243,655, 0.39% - 3.23%, 7/20/19 - 9/25/36)	3,006,825	3,000,000
10/21/14 due 1/20/15 (Collateralized by Corporate Obligations valued at $3,243,134, 0.39% - 3.23%, 7/20/19 - 9/25/36)	3,006,901	3,000,000
11/3/14 due 2/2/15 (Collateralized by Corporate Obligations valued at $5,401,921, 0.42% - 3.23%, 4/17/15 - 9/25/35)	5,011,501	5,000,000
11/5/14 due 2/3/15 (Collateralized by Corporate Obligations valued at $3,242,027, 0.46% - 0.5%, 4/17/15 - 2/25/36)	3,006,825	3,000,000
1.03%, dated 9/5/14 due 1/5/15 (Collateralized by Corporate Obligations valued at $3,247,527, 0.39% - 2.5%, 4/17/15 - 10/25/36)	3,010,472	3,000,000
RBC Capital Markets Co. at:
0.24%, dated 11/26/14 due 12/5/14 (Collateralized by U.S. Government Obligations valued at $5,138,669, 2.48% - 11.86%, 2/15/23 - 11/20/44)	5,000,467	5,000,000
0.29%, dated 9/23/14 due 12/5/14 (Collateralized by U.S. Government Obligations valued at $6,176,697, 2.48% - 11.86%, 12/15/31 - 11/20/44)	6,004,398	6,000,000
0.38%, dated 11/26/14 due 12/5/14 (Collateralized by Corporate Obligations valued at $5,400,286, 3.38% - 14%, 5/1/16 - 2/15/67)	5,000,739	5,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
RBC Capital Markets Co. at: - continued
0.4%, dated:
11/18/14 due 12/2/14 (Collateralized by Mortgage Loan Obligations valued at $2,123,502, 0.29% - 6.2%, 11/15/26 - 2/15/51)	$ 2,000,311	$ 2,000,000
11/19/14 due 12/3/14 (Collateralized by Mortgage loan Obligations valued at $4,320,576, 1.43% - 5.62%, 11/19/34 - 11/14/39)	4,000,622	4,000,000
11/26/14 due 12/5/14 (Collateralized by Mortgage Loan Obligations valued at $4,320,240, 0.35% - 5.79%, 5/25/35 - 6/10/49)	4,000,622	4,000,000
SG Americas Securities, LLC at:
0.34%, dated 11/24/14 due 12/1/14 (Collateralized by Equity Securities valued at $7,560,506)	7,000,463	7,000,000
0.44%, dated 11/26/14 due 12/3/14 (Collateralized by Corporate Obligations valued at $13,832,138, 0.49% - 10.25%, 1/15/15 - 3/30/67)	13,001,112	13,000,000
Wells Fargo Securities, LLC at:
0.35%, dated 11/24/14 due 12/1/14 (Collateralized by Equity Securities valued at $2,160,199)	2,000,136	2,000,000

	Maturity Amount	Value
Wells Fargo Securities, LLC at: - continued
0.4%, dated 11/26/14 due 12/3/14 (Collateralized by U.S. Commercial Paper valued at $4,120,229, 0%, 12/3/14)	$ 4,000,311	$ 4,000,000
0.75%, dated 10/29/14 due 1/28/15 (Collateralized by Corporate Obligations valued at $5,403,713, 0.5% - 3.75%, 3/15/19 - 8/15/20)	5,009,479	5,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $453,000,000)		453,000,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,121,598,534)	4,121,598,534
NET OTHER ASSETS (LIABILITIES) - 0.0%	792,411
NET ASSETS - 100%	$ 4,122,390,945
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,000,000 or 1.5% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$547,000 due 12/01/14 at 0.10%
BNP Paribas Securities Corp.	$ 6,619
BNY Mellon Capital Markets LLC	68,177
Bank of America NA	106,496
Barclays Capital, Inc.	75,519
J.P. Morgan Securities, Inc.	146,493
Mizuho Securities USA, Inc.	134,186
Societe Generale	9,510
$ 547,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2014, the cost of investment securities for income tax purposes was $4,121,598,534.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Intermediate
Treasury Bond Index Fund

November 30, 2014

1.841646.108

ITB-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.4%
	Principal Amount	Value
U.S. Treasury Obligations - 99.4%
U.S. Treasury Bonds:
6.25% 8/15/23	$ 6,004,000	$ 8,014,872
7.125% 2/15/23	3,810,000	5,289,949
7.25% 8/15/22	3,625,000	5,007,880
7.5% 11/15/24	2,465,000	3,646,275
7.625% 11/15/22	1,928,000	2,734,295
7.875% 2/15/21	2,432,000	3,309,609
8% 11/15/21	6,914,000	9,682,843
8.125% 5/15/21	2,448,000	3,392,201
8.125% 8/15/21	2,229,000	3,117,814
8.5% 2/15/20	2,264,000	3,053,217
8.75% 5/15/20	1,707,000	2,346,859
8.75% 8/15/20	4,040,000	5,602,345
U.S. Treasury Notes:
1.125% 12/31/19	17,345,000	16,988,612
1.125% 3/31/20	13,954,000	13,618,239
1.125% 4/30/20	19,137,000	18,643,629
1.25% 2/29/20	15,577,000	15,319,014
1.375% 1/31/20	17,927,000	17,758,934
1.375% 5/31/20	19,349,000	19,076,914
1.625% 8/15/22	17,624,000	17,161,370
1.625% 11/15/22	27,642,000	26,825,704
1.75% 10/31/20	21,994,000	21,988,853
1.75% 5/15/22	20,814,000	20,503,413
1.75% 5/15/23	40,665,000	39,591,200
1.875% 6/30/20	12,748,000	12,900,377
1.875% 11/30/21	23,532,000	23,471,332
2% 7/31/20	18,424,000	18,766,576
2% 9/30/20	16,231,000	16,479,529
2% 11/30/20	18,625,000	18,876,736
2% 2/28/21	20,558,000	20,786,070
2% 5/31/21	22,433,000	22,636,288
2% 8/31/21	23,663,000	23,820,146
2% 10/31/21	22,938,000	23,083,152
2% 11/15/21	32,767,000	32,989,717
2% 2/15/22	24,270,000	24,395,136
2% 2/15/23	39,490,000	39,351,153
2.125% 8/31/20	20,907,000	21,387,213
2.125% 1/31/21	20,508,000	20,905,343
2.125% 6/30/21	21,362,000	21,709,133
2.125% 8/15/21	32,341,000	32,828,638
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.125% 9/30/21	$ 23,130,000	$ 23,478,754
2.25% 3/31/21	19,907,000	20,412,459
2.25% 4/30/21	22,251,000	22,810,746
2.25% 7/31/21	22,760,000	23,302,325
2.25% 11/15/24	19,583,000	19,680,915
2.375% 12/31/20	18,301,000	18,934,379
2.375% 8/15/24	53,853,000	54,719,709
2.5% 8/15/23	34,336,000	35,451,920
2.5% 5/15/24	52,410,000	53,888,119
2.625% 8/15/20	26,678,000	28,016,062
2.625% 11/15/20	44,776,000	46,976,337
2.75% 11/15/23	45,725,000	48,096,984
2.75% 2/15/24	40,052,000	42,076,508
3.125% 5/15/21	23,828,000	25,693,280
3.5% 5/15/20	25,060,000	27,517,058
3.625% 2/15/20	35,086,000	38,720,699
3.625% 2/15/21	36,080,000	39,981,150
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,196,771,820)		1,226,817,984
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.09%, dated 11/28/14 due 12/1/14 (Collateralized by U.S. Government Obligations) # (Cost $5,566,000)	$ 5,566,042	5,566,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,202,337,820)		1,232,383,984
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,329,975
NET ASSETS - 100%		$ 1,233,713,959
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,566,000 due 12/01/14 at 0.09%
Commerz Markets LLC	$ 5,566,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $1,201,579,492. Net unrealized appreciation aggregated $30,804,492, of which $33,846,772 related to appreciated investment securities and $3,042,280 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Long-Term
Treasury Bond Index Fund

November 30, 2014

1.841649.108

LBX-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.9%
	Principal Amount	Value
U.S. Treasury Obligations - 98.9%
U.S. Treasury Bonds:
2.75% 8/15/42	$ 16,265,000	$ 15,755,450
2.75% 11/15/42	19,766,000	19,125,147
2.875% 5/15/43	27,538,000	27,288,451
3% 5/15/42	10,428,000	10,634,120
3% 11/15/44	10,654,000	10,835,448
3.125% 11/15/41	9,957,000	10,433,064
3.125% 2/15/42	12,184,000	12,735,131
3.125% 2/15/43	19,912,000	20,724,031
3.125% 8/15/44	28,631,000	29,798,601
3.375% 5/15/44	28,238,000	30,786,028
3.5% 2/15/39	8,697,000	9,722,976
3.625% 8/15/43	24,267,000	27,671,951
3.625% 2/15/44	28,313,000	32,303,378
3.75% 8/15/41	11,087,000	12,989,108
3.75% 11/15/43	28,351,000	33,046,634
3.875% 8/15/40	11,261,000	13,400,590
4.25% 5/15/39	7,936,000	9,957,204
4.25% 11/15/40	11,863,000	14,972,399
4.375% 2/15/38	4,567,000	5,818,285
4.375% 11/15/39	8,827,000	11,288,215
4.375% 5/15/40	12,918,000	16,592,564
4.375% 5/15/41	9,972,000	12,880,244
4.5% 2/15/36	9,897,000	12,846,771
4.5% 5/15/38	5,110,000	6,630,624
4.5% 8/15/39	8,427,000	10,963,662
4.625% 2/15/40	15,026,000	19,932,921
4.75% 2/15/37	3,396,000	4,558,335
4.75% 2/15/41	12,937,000	17,623,635
5% 5/15/37	4,242,000	5,889,754
5.25% 11/15/28	5,760,000	7,660,351
5.25% 2/15/29	4,218,000	5,618,836
5.375% 2/15/31	8,959,000	12,338,227
5.5% 8/15/28	4,546,000	6,162,317
6% 2/15/26	5,491,000	7,511,089
6.125% 11/15/27	6,578,000	9,311,981
6.125% 8/15/29	3,423,000	4,957,466
6.25% 5/15/30	5,625,000	8,329,393
6.375% 8/15/27	2,542,000	3,656,110
6.5% 11/15/26	3,432,000	4,925,723
6.625% 2/15/27	2,254,000	3,276,928
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
6.75% 8/15/26	$ 2,608,000	$ 3,796,270
6.875% 8/15/25	2,648,000	3,820,982
7.625% 2/15/25	2,424,000	3,632,403
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $496,323,871)		552,202,797
Cash Equivalents - 0.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.09%, dated 11/28/14 due 12/1/14 (Collateralized by U.S. Government Obligations) # (Cost $4,915,000)	$ 4,915,037	4,915,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $501,238,871)		557,117,797
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,136,975
NET ASSETS - 100%		$ 558,254,772
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,915,000 due 12/01/14 at 0.09%
Commerz Markets LLC	$ 4,915,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $502,820,742. Net unrealized appreciation aggregated $54,297,055, of which $54,692,252 related to appreciated investment securities and $395,197 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Short-Term Treasury
Bond Index Fund

November 30, 2014

1.841647.108

STD-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.3%
	Principal Amount	Value
U.S. Treasury Obligations - 99.3%
U.S. Treasury Bonds:
7.25% 5/15/16	$ 2,756,000	$ 3,033,323
7.5% 11/15/16	2,198,000	2,496,618
8.125% 8/15/19	1,220,000	1,591,623
8.75% 5/15/17	1,749,000	2,092,651
8.875% 8/15/17	1,032,000	1,255,170
8.875% 2/15/19	1,156,000	1,515,625
9% 11/15/18	690,000	898,132
9.125% 5/15/18	537,000	684,381
9.25% 2/15/16	564,000	625,070
U.S. Treasury Notes:
0.25% 12/15/15	6,850,000	6,856,425
0.25% 12/31/15	6,870,000	6,876,444
0.25% 2/29/16	6,850,000	6,852,678
0.25% 4/15/16	6,850,000	6,854,281
0.25% 5/15/16	6,483,000	6,483,000
0.375% 1/15/16	6,850,000	6,864,988
0.375% 1/31/16	6,668,000	6,682,063
0.375% 2/15/16	6,615,000	6,628,435
0.375% 3/15/16	6,613,000	6,627,469
0.375% 3/31/16	6,850,000	6,861,241
0.375% 4/30/16	6,850,000	6,863,378
0.375% 5/31/16	6,715,000	6,726,019
0.375% 10/31/16	6,015,000	6,006,074
0.5% 6/15/16	6,836,000	6,859,502
0.5% 6/30/16	6,108,000	6,126,611
0.5% 7/31/16	6,281,000	6,299,158
0.5% 8/31/16	6,040,000	6,052,738
0.5% 9/30/16	6,048,000	6,057,925
0.5% 11/30/16	3,417,000	3,417,533
0.5% 7/31/17	6,589,000	6,538,555
0.625% 7/15/16	6,570,000	6,601,825
0.625% 8/15/16	6,931,000	6,961,323
0.625% 10/15/16	6,457,000	6,479,703
0.625% 11/15/16	6,150,000	6,168,739
0.625% 12/15/16	6,422,000	6,437,053
0.625% 2/15/17	6,422,000	6,427,517
0.625% 5/31/17	7,405,000	7,385,332
0.625% 8/31/17	7,523,000	7,481,857
0.625% 9/30/17	6,595,000	6,550,174
0.625% 11/30/17	7,566,000	7,499,207
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.625% 4/30/18	$ 6,655,000	$ 6,556,213
0.75% 1/15/17	6,422,000	6,449,094
0.75% 3/15/17	6,225,000	6,244,453
0.75% 6/30/17	7,070,000	7,067,236
0.75% 10/31/17	6,362,000	6,338,143
0.75% 12/31/17	6,589,000	6,547,305
0.75% 2/28/18	6,218,000	6,164,563
0.75% 3/31/18	5,235,000	5,184,697
0.875% 9/15/16	6,636,000	6,691,470
0.875% 11/30/16	7,236,000	7,292,528
0.875% 12/31/16	7,492,000	7,544,676
0.875% 1/31/17	7,364,000	7,411,174
0.875% 2/28/17	7,235,000	7,280,219
0.875% 4/15/17	6,245,000	6,277,199
0.875% 4/30/17	7,129,000	7,163,533
0.875% 5/15/17	6,048,000	6,074,460
0.875% 6/15/17	5,994,000	6,016,010
0.875% 7/15/17	5,805,000	5,821,782
0.875% 8/15/17	5,848,000	5,858,965
0.875% 10/15/17	5,610,000	5,614,381
0.875% 11/15/17	3,100,000	3,100,242
0.875% 1/31/18	4,559,000	4,542,615
0.875% 7/31/19	3,150,000	3,068,050
1% 8/31/16	7,492,000	7,572,187
1% 9/30/16	7,492,000	7,571,018
1% 10/31/16	7,210,000	7,286,606
1% 3/31/17	6,802,000	6,856,205
1% 9/15/17	5,780,000	5,808,900
1% 5/31/18	7,211,000	7,185,646
1% 6/30/19	2,412,000	2,365,456
1% 8/31/19	3,298,000	3,225,856
1% 9/30/19	4,256,000	4,157,248
1% 11/30/19	4,735,000	4,616,994
1.125% 5/31/19	2,614,000	2,582,551
1.25% 10/31/18	6,734,000	6,736,101
1.25% 11/30/18	6,283,000	6,277,603
1.25% 1/31/19	5,074,000	5,057,748
1.25% 4/30/19	2,000,000	1,988,594
1.25% 10/31/19	2,973,000	2,939,322
1.375% 6/30/18	5,167,000	5,211,405
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.375% 7/31/18	$ 5,937,000	$ 5,982,917
1.375% 9/30/18	9,828,000	9,887,892
1.375% 11/30/18	2,854,000	2,866,041
1.375% 12/31/18	3,691,000	3,701,959
1.375% 2/28/19	4,929,000	4,933,623
1.5% 6/30/16	6,538,000	6,661,097
1.5% 7/31/16	7,492,000	7,635,404
1.5% 8/31/18	9,790,000	9,903,193
1.5% 12/31/18	7,109,000	7,165,097
1.5% 1/31/19	6,599,000	6,645,912
1.5% 2/28/19	6,955,000	7,000,639
1.5% 3/31/19	2,432,000	2,445,301
1.5% 5/31/19	7,482,000	7,511,225
1.5% 10/31/19	7,566,000	7,565,410
1.5% 11/30/19	7,528,000	7,524,469
1.625% 3/31/19	7,036,000	7,111,855
1.625% 4/30/19	6,493,000	6,559,956
1.625% 6/30/19	7,460,000	7,525,857
1.625% 7/31/19	7,433,000	7,493,393
1.625% 8/31/19	7,244,000	7,297,200
1.75% 5/31/16	4,688,000	4,791,647
1.75% 10/31/18	2,547,000	2,595,752
1.75% 9/30/19	7,244,000	7,332,290
1.875% 8/31/17	5,733,000	5,896,035
1.875% 9/30/17	4,957,000	5,097,189
1.875% 10/31/17	5,535,000	5,693,268
2% 1/31/16	6,872,000	7,015,343
2% 4/30/16	5,071,000	5,196,984
2.125% 12/31/15	7,447,000	7,601,756
2.125% 2/29/16	3,398,000	3,478,703
2.25% 3/31/16	4,382,000	4,498,741
2.25% 11/30/17	4,516,000	4,693,113
2.25% 7/31/18	1,895,000	1,968,727
2.375% 3/31/16	3,213,000	3,305,123
2.375% 7/31/17	4,811,000	5,012,836
2.375% 5/31/18	2,358,000	2,460,979
2.375% 6/30/18	3,034,000	3,166,264
2.5% 6/30/17	4,354,000	4,550,270
2.625% 2/29/16	2,718,000	2,799,116
2.625% 4/30/16	2,869,000	2,965,381
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 1/31/18	$ 3,349,000	$ 3,519,853
2.625% 4/30/18	2,417,000	2,543,138
2.75% 11/30/16	4,970,000	5,193,650
2.75% 5/31/17	4,323,000	4,543,205
2.75% 12/31/17	3,483,000	3,672,931
2.75% 2/28/18	2,792,000	2,946,869
2.75% 2/15/19	5,251,000	5,554,161
2.875% 3/31/18	3,262,000	3,457,974
3% 8/31/16	4,726,000	4,940,886
3% 9/30/16	4,927,000	5,156,800
3% 2/28/17	4,444,000	4,682,172
3.125% 10/31/16	5,687,000	5,975,348
3.125% 1/31/17	5,673,000	5,985,900
3.125% 4/30/17	4,266,000	4,517,293
3.125% 5/15/19	6,746,000	7,248,260
3.25% 5/31/16	3,399,000	3,550,626
3.25% 6/30/16	3,869,000	4,047,639
3.25% 7/31/16	4,853,000	5,086,172
3.25% 12/31/16	4,694,000	4,957,305
3.25% 3/31/17	4,806,000	5,096,989
3.375% 11/15/19	7,583,000	8,258,956
3.5% 2/15/18	4,847,000	5,230,974
3.625% 8/15/19	5,777,000	6,346,578
3.75% 11/15/18	5,781,000	6,341,034
3.875% 5/15/18	2,542,000	2,784,484
4% 8/15/18	3,015,000	3,327,336
4.25% 11/15/17	3,344,000	3,670,823
4.5% 2/15/16	3,893,000	4,093,731
4.5% 5/15/17	2,662,000	2,909,066
4.625% 11/15/16	3,877,000	4,190,188
4.625% 2/15/17	3,227,000	3,513,396
4.75% 8/15/17	3,325,000	3,676,203
4.875% 8/15/16	3,491,000	3,757,189
5.125% 5/15/16	3,036,000	3,250,181
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $811,925,502)		816,033,555
Cash Equivalents - 0.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.09%, dated 11/28/14 due 12/1/14 (Collateralized by U.S. Government Obligations) # (Cost $2,676,000)	$ 2,676,020	$ 2,676,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $814,601,502)		818,709,555
NET OTHER ASSETS (LIABILITIES) - 0.4%		3,067,765
NET ASSETS - 100%		$ 821,777,320
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,676,000 due 12/01/14 at 0.09%
Commerz Markets LLC	$ 2,676,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $814,350,928. Net unrealized appreciation aggregated $4,358,627, of which $5,120,570 related to appreciated investment securities and $761,943 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 29, 2015